UNAUDITED INTERIM CONDENSED STATEMENTS OF CHANGES IN EQUITY	Common Stocks [Member] USD ($) shares	Common Stocks [Member] KRW (₩) shares	Other reserves USD ($)	Other reserves KRW (₩)	Retained earnings USD ($)	Retained earnings KRW (₩)	USD ($)	KRW (₩)	CubeBio Co., Ltd. [Member] KRW (₩)	Share capital [Member] CubeBio Co., Ltd. [Member] KRW (₩)	Share premium [member] CubeBio Co., Ltd. [Member] KRW (₩)	Share subscription receivable [Member] CubeBio Co., Ltd. [Member] KRW (₩)	Other reserves [member] CubeBio Co., Ltd. [Member] KRW (₩)	Accumulated other comprehensive income [member] CubeBio Co., Ltd. [Member] KRW (₩)	Retained earnings [member] CubeBio Co., Ltd. [Member] KRW (₩)	Total [Member] CubeBio Co., Ltd. [Member] KRW (₩)
Beginning balance, value at Dec. 31, 2023										₩ 23,808,105,000	₩ 32,610,201,000		₩ 1,340,781,000	₩ 201,386,000	₩ (61,351,244,000)	₩ (3,390,771,000)
IfrsStatementLineItems [Line Items]
Net income (loss)									₩ (8,065,334,000)
Loss for the period															(8,065,334,000)	(8,065,334,000)
Remeasurement of defined benefit liabilities														(127,853,000)		(127,853,000)
Total comprehensive loss for the period														(127,853,000)	(8,065,334,000)	(8,193,187,000)
Warrants exercised										1,312,333,000	5,882,662,000					7,194,995,000
Bond with warrants issued											176,911,000					176,911,000
Stock option exercised										1,026,800,000	2,324,675,000		(2,324,675,000)			1,026,800,000
Stock option expired											100,092,000		(100,092,000)
Disposal of treasury shares											3,655,077,000		356,783,000			4,011,860,000
Ending balance, value at Dec. 31, 2024	$ 50,000	₩ 50,000			$ (29,753)	₩ (29,753)	$ 20,247	₩ 20,247		26,147,238,000	44,749,618,000		(727,203,000)	73,533,000	(69,416,578,000)	826,608,000
Ending balance, Shares at Dec. 31, 2024 | shares	50,000	50,000
Beginning balance, value at Sep. 24, 2024 | $
Beginning balance, Shares at Sep. 24, 2024 | shares
IfrsStatementLineItems [Line Items]
Shares issued for related party receivable | $	$ 50,000						50,000
Shares issued for related party receivable, shares | shares	50,000	50,000
Net income (loss) | $					(29,753)		(29,753)
Ending balance, value at Dec. 31, 2024	$ 50,000	₩ 50,000			(29,753)	(29,753)	20,247	20,247		26,147,238,000	44,749,618,000		(727,203,000)	73,533,000	(69,416,578,000)	826,608,000
Ending balance, Shares at Dec. 31, 2024 | shares	50,000	50,000
IfrsStatementLineItems [Line Items]
Net income (loss)					456		456		(3,400,181,000)
Loss for the period															(3,400,181,000)	(3,400,181,000)
Remeasurement of defined benefit liabilities														26,061,000		26,061,000
Total comprehensive loss for the period														26,061,000	(3,400,181,000)	(3,374,120,000)
Disposal of treasury shares									100,000,000		163,089,000	(100,000,000)	36,911,000			100,000,000
Issuance of bond with warrants											61,326,000					61,326,000
Ending balance, value at Jun. 30, 2025	$ 50,000				(29,297)		20,703			26,147,238,000	44,974,033,000	(100,000,000)	(690,292,000)	99,594,000	(72,816,759,000)	(2,386,186,000)
Ending balance, Shares at Jun. 30, 2025 | shares	50,000	50,000
Beginning balance, value at Dec. 31, 2024	$ 50,000	₩ 50,000			(29,753)	(29,753)	20,247	20,247		26,147,238,000	44,749,618,000		(727,203,000)	73,533,000	(69,416,578,000)	826,608,000
Beginning balance, Shares at Dec. 31, 2024 | shares	50,000	50,000
IfrsStatementLineItems [Line Items]
Net income (loss)					(6,805)		(6,805)		(6,141,476,000)
Loss for the period															(6,141,476,000)	(6,141,476,000)
Remeasurement of defined benefit liabilities														52,121,000		52,121,000
Total comprehensive loss for the period														52,121,000	(6,141,476,000)	(6,089,355,000)
Warrants exercised										260,500,000	1,044,500,000					1,305,000,000
Bond with warrants issued											609,366,000					609,366,000
Disposal of treasury shares											163,089,000	(50,000,000)	36,911,000			150,000,000
Ending balance, value at Dec. 31, 2025	$ 50,000	₩ 50,000			(36,558)	₩ (36,558)	13,442	₩ 13,442		26,407,738,000	46,566,573,000	(50,000,000)	(690,292,000)	125,654,000	(75,558,054,000)	(3,198,381,000)
Ending balance, Shares at Dec. 31, 2025 | shares	50,000	50,000
IfrsStatementLineItems [Line Items]
Net income (loss)					456		456		(2,997,895,000)
Loss for the period															(2,997,895,000)	(2,997,895,000)
Remeasurement of defined benefit liabilities														153,732,000		153,732,000
Total comprehensive loss for the period														153,732,000	(2,997,895,000)	(2,844,163,000)
Disposal of treasury shares									₩ 128,000,000		113,236,000		14,765,000			128,001,000
Ending balance, value at Jun. 30, 2026	$ 50,000				$ (36,102)		$ 13,898			₩ 26,407,738,000	₩ 46,679,809,000	₩ (50,000,000)	₩ (675,527,000)	₩ 279,386,000	₩ (78,555,949,000)	₩ (5,914,543,000)